Cash Flows Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 63,073,887	$ 2,108,789	$ 39,092,238	$ 23,677,682
Increase in other non-current assets	68,560	2,292	402,255	90,560
Decrease (increase) in other payables	(6,254,579)	(209,113)	1,942,259	982,260
Capitalized borrowing costs	(77,715)	(2,598)	(50,309)	(51,262)
Payments for property, plant and equipment	56,810,153	1,899,370	41,386,443	24,699,240
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	441,444	14,759	1,133,435	1,487,334
Decrease (increase) in other receivables	7,495	251	(5,791)	876
Proceeds from disposal of property, plant and equipment	448,939	15,010	1,127,644	1,488,210
Payments for investment properties
Purchase of investment properties	2,532	85	125,853	186,535
Capitalized borrowing costs			(89)	(13)
Proceeds from disposals of investment property	2,532	85	125,764	186,522
Payments for other intangible assets
Purchase of other intangible assets	1,350,908	45,166	537,659	277,825
Decrease (increase) in other payables	60,160	2,011	40,106	60,159
Purchase of intangible assets classified as investing activities	$ 1,411,068	$ 47,177	$ 577,765	337,984
Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries				7,046,464
Increase in other payables				3,552
Cash and cash equivalents disposed of				(29,133)
Net cash inflow from disposal of subsidiaries				$ 7,020,883